Annual Operating Expenses {- Fidelity® SAI U.S. Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-11 - Fidelity® SAI U.S. Low Volatility Index Fund - Fidelity® SAI U.S. Low Volatility Index Fund
Dec. 30, 2021
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.11%